Schedule of investments
Delaware Small Cap Value Fund	February 28, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.22%♦
Basic Industry — 7.44%
Arconic †	1,270,900	$27,858,128
Ashland Global Holdings	405,200	34,085,424
Avient	765,300	33,076,266
Berry Global Group †	1,726,810	95,665,274
HB Fuller	842,500	47,238,975
Huntsman	1,757,100	47,968,830
Louisiana-Pacific	2,177,600	103,675,536
Summit Materials Class A †	1,096,000	30,370,160
		419,938,593
Business Services — 1.79%
Deluxe	478,300	18,907,199
PAE †	1,363,800	11,142,246
WESCO International †	883,200	70,903,296
		100,952,741
Capital Spending — 10.44%
Altra Industrial Motion	1,559,943	90,351,899
Atkore †	1,245,100	84,231,015
H&E Equipment Services	822,200	25,430,646
ITT	1,247,600	103,525,848
KBR	1,151,052	35,682,612
MasTec †	1,656,559	143,706,493
Primoris Services	1,268,100	42,443,307
Rexnord	1,408,100	63,294,095
		588,665,915
Consumer Cyclical — 4.18%
Adient †	1,426,200	52,883,496
Barnes Group	884,500	46,303,575
KB Home	1,277,700	51,593,526
Knoll	1,354,669	22,094,651
Meritage Homes †	582,200	49,085,282
Standard Motor Products	333,940	14,028,820
		235,989,350
Consumer Services — 10.39%
Aaron's †	321,100	7,051,356
Acushnet Holdings	641,000	27,063,020
American Eagle Outfitters	1,342,600	34,504,820
Asbury Automotive Group †	362,800	61,476,460
Cable One	18,480	35,386,428
Choice Hotels International	529,000	55,476,230
Cracker Barrel Old Country Store	360,500	55,830,635
NQ-021 [2/21] 4/21 (1595576)    1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Consumer Services (continued)
Denny's †	1,113,900	$19,548,945
PROG Holdings	642,200	32,110,000
Steven Madden	1,355,125	50,126,074
TEGNA	2,773,800	50,566,374
Texas Roadhouse	435,200	39,550,976
UniFirst	282,500	68,446,925
Wolverine World Wide	1,397,841	48,854,543
		585,992,786
Consumer Staples — 3.50%
Core-Mark Holding	890,100	28,999,458
J & J Snack Foods	310,200	49,247,352
Performance Food Group †	760,654	41,257,873
Scotts Miracle-Gro	143,100	30,501,765
Spectrum Brands Holdings	610,450	47,340,398
		197,346,846
Energy — 3.65%
CNX Resources †	4,179,200	52,699,712
Delek US Holdings	1,302,400	31,986,944
Devon Energy	2,742,460	59,072,588
Dril-Quip †	619,400	21,034,824
Helix Energy Solutions Group †	3,611,900	17,698,310
Patterson-UTI Energy	3,169,400	23,453,560
		205,945,938
Financial Services — 29.19%
American Equity Investment Life Holding	2,267,700	62,656,551
Bank of NT Butterfield & Son	1,065,200	38,869,148
East West Bancorp	2,784,823	200,952,828
First Financial Bancorp	2,494,800	55,958,364
First Interstate BancSystem Class A	1,047,200	47,563,824
First Midwest Bancorp	940,600	18,605,068
FNB	7,420,600	87,785,698
Great Western Bancorp	2,076,250	55,705,787
Hancock Whitney	2,573,400	97,145,850
Hanover Insurance Group	592,900	68,391,015
Kemper	539,800	40,819,676
NBT Bancorp	599,200	21,709,016
Prosperity Bancshares	670,100	49,232,247
S&T Bancorp	808,156	23,339,545
Sandy Spring Bancorp	756,400	28,425,512
Selective Insurance Group	1,114,706	75,610,508
Sterling Bancorp	1,627,100	35,519,593
2    NQ-021 [2/21] 4/21 (1595576)

(Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Financial Services (continued)
Stifel Financial	2,209,650	$134,965,422
Synovus Financial	1,579,800	66,841,338
Umpqua Holdings	4,788,500	81,739,695
Valley National Bancorp	6,160,400	75,464,900
Webster Financial	2,179,000	120,520,490
WesBanco	730,300	23,574,084
Western Alliance Bancorp	1,480,200	135,453,102
		1,646,849,261
Healthcare — 3.23%
Avanos Medical †	955,700	43,943,086
Integer Holdings †	596,800	52,631,792
Integra LifeSciences Holdings †	799,600	54,644,664
Service Corp. International	652,400	31,158,624
		182,378,166
Real Estate Investment Trusts — 7.79%
Brandywine Realty Trust	4,090,137	50,022,375
Independence Realty Trust	1,740,700	24,439,428
Kite Realty Group Trust	1,669,057	31,995,823
Lexington Realty Trust	4,601,100	49,323,792
Life Storage	570,900	47,898,510
National Health Investors	516,600	35,268,282
Outfront Media	2,957,900	59,986,212
RPT Realty	2,553,689	28,013,968
Spirit Realty Capital	1,309,900	56,351,898
STAG Industrial	781,881	24,668,346
Summit Hotel Properties	3,017,700	31,233,195
		439,201,829
Technology — 11.49%
Cirrus Logic †	589,100	48,176,598
Coherent †	182,804	44,227,600
Concentrix †	284,700	35,163,297
Diodes †	441,500	34,666,580
Flex †	4,663,869	84,835,777
NCR †	436,207	15,162,555
NetScout Systems †	1,150,506	32,467,279
ON Semiconductor †	1,866,300	75,155,901
SYNNEX	284,700	25,383,852
Teradyne	575,200	73,976,472
Tower Semiconductor †	2,061,800	60,596,302
TTM Technologies †	3,361,402	47,462,996
NQ-021 [2/21] 4/21 (1595576)    3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Technology (continued)
Viavi Solutions †	3,063,100	$49,576,274
Vishay Intertechnology	905,100	21,604,737
		648,456,220
Transportation — 2.95%
Kirby †	693,000	43,354,080
Saia †	163,750	32,836,788
SkyWest	533,400	30,067,758
Werner Enterprises	1,399,300	60,057,956
		166,316,582
Utilities — 3.18%
ALLETE	775,100	48,156,963
Black Hills	799,100	47,274,756
South Jersey Industries	1,540,900	38,691,999
Southwest Gas Holdings	721,800	45,004,230
		179,127,948
Total Common Stock (cost $3,642,612,219)		5,597,162,175

Short-Term Investments — 0.64%
Money Market Mutual Funds — 0.64%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	9,084,665	9,084,665
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	9,084,665	9,084,665
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	9,084,665	9,084,665
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	9,084,664	9,084,664
Total Short-Term Investments (cost $36,338,659)		36,338,659
Total Value of Securities—99.86% (cost $3,678,950,878)		5,633,500,834

Receivables and Other Assets Net of Liabilities—0.14%		7,616,382
Net Assets Applicable to 79,188,162 Shares Outstanding—100.00%		$5,641,117,216
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
4    NQ-021 [2/21] 4/21 (1595576)

(Unaudited)
Summary of abbreviations:
GS – Goldman Sachs
NQ-021 [2/21] 4/21 (1595576)    5